SCHEDULE OF OTHER ASSETS (Details) - JPY (¥) ¥ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Net investment in the lease		¥ 2,588	¥ 6,051
Guarantee deposits	[1]	4,407	4,781
Investment in security	[2]	3,000	3,000
Prepaid expenses (non-current)		202	875
Others		9	10
Total		¥ 10,206	¥ 14,717

[1]	Guarantee deposits represent deposit paid to lessors in connection with lease agreements.
[2]	Investment in security represents an investment in a non-public company for which fair value is not readily determinable. Investment in security is accounted for using the measurement alternative in accordance with ASC 321-10-35-2. For the years ended September 30, 2025, 2024, and 2023, no upward or downward adjustments have been recorded as the Company did not identify observable any price changes in orderly transactions for any identical or similar investment of the same issuer.